August 7, 2008

Supplement to the Prospectus of the

Quantitative Group of Funds

Ordinary and Institutional Shares

Quant Small Cap Fund

Quant Long/Short Fund

Quant Emerging Markets Fund

Quant Foreign Value Fund

Quant Foreign Value Small Cap Fund

Dated August 1, 2008

This Supplement updates certain information contained in the currently effective Ordinary and Institutional Shares Prospectus (“Prospectus”) for the Quant Small Cap Fund, Quant Long/Short Fund, Quant Emerging Markets Fund, Quant Foreign Value Fund and Quant Foreign Value Small Cap Fund (the “Funds”), the funds of the Quantitative Group of Funds (the “Trust”). You should retain your Prospectus and all current supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 1-800-326-2151 or via the Internet at www.quantfunds.com.

Effective August 7, 2008, U.S. Boston Capital Corporation (the “Distributor”) has agreed to eliminate the deferred sales charge applicable to the Ordinary Shares of each Fund. As a result the information in the Prospectus dated August 1, 2008 is supplemented as described herein.

The “Performance” section on pages 13 through 17, is replaced with the following information.

QUANT FUNDS

Performance

The following bar charts and tables indicate some of the risks of investing in a Fund by showing changes in each Fund’s performance over time. The tables also compare a Fund’s performance to a broad measure of market performance that reflects the type of securities in which the Fund invests. Of course, past performance does not necessarily indicate how the Fund will perform (before and after taxes) in the future. Because the chart and table reflect calendar year performance, the numbers will differ from those in the “Financial Highlights” table later in this Prospectus and in the Fund’s shareholder report, which are based on the Fund’s fiscal year end of March 31.

Bar charts. The bar charts show changes in the annual total returns of a Fund’s Ordinary Shares as of December 31 for the past ten years, or a shorter period of time if a Fund has not been in existence for ten years. Returns for Institutional Shares will differ from the Ordinary Share returns due to differences in expenses between the classes.

Average annual total return tables. The average annual total return tables compare each class of a Fund to broad-based market indices that invest in comparable types of stocks. Unlike the Funds, the indexes are not actively managed. Investment returns for the indexes assume the reinvestment of dividends paid on stocks comprising the indexes.

After tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. After-tax returns on distributions and sales may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

QUANT FUNDS

Quant Small Cap Fund

Annual Return Ordinary Class

(Calendar year ended December 31)

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
0.38%	32.02%	7.59%	-2.27%	-29.21%	43.08%	22.87%	9.08%	21.03%	0.18%

The calendar year-to-date return of the Ordinary Shares of Small Cap Fund as of 6/30/2008 is -10.39%

Best Quarter:	Q4 1999	32.35%
Worst Quarter:	Q3 1998	-20.08%

Average Annual Total Returns for the periods ended December 31, 2007

	1 Year		5 Years	10 Years
Ordinary Shares Before Taxes		0.18%	18.39%	8.64%
Ordinary Shares After Taxes on Distributions	-	0.15%	17.39%	7.67%
Ordinary Shares After Taxes on Distributions and Sale of Fund Shares		0.85%	16.18%	7.32%
Institutional Shares Before Taxes		0.59%	18.97%	9.18%
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)	-	1.57%	16.25%	7.08%

The Russell 2000 Index is comprised of the bottom two-thirds of the largest 3,000 publicly traded companies in the United States. It is widely recognized as representative of the general market for small company stocks.

QUANT FUNDS

Quant Long/Short Fund*

Annual Return Ordinary Class

(Calendar year ended December 31)

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
29.53%	41.12%	-16.85%	-18.08%	-24.19%	18.24%	8.63%	10.56%	16.38%	-2.09%

The calendar year-to-date return of the Ordinary Shares of Long/Short Fund as of 6/30/2008 is 10.69%.

Best Quarter:	Q4 1999	38.29%
Worst Quarter:	Q3 2001	-19.50%

Average Annual Total Returns for the periods ended December 31, 2007*

	1 Year	5 Years	10 Years
Ordinary Shares Before Taxes	-2.09%	10.10%	4.33%
Ordinary Shares After Taxes on Distributions	-2.61%	9.97%	3.00%
Ordinary Shares After Taxes on Distributions and Sale of Fund Shares	-0.66%	8.81%	3.28%
Institutional Shares Before Taxes	1.83%	10.58%	4.83%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	5.49%	12.82%	5.91%

* On November 1, 2006, the Long/Short Fund (formerly known as Quant Growth and Income Fund) changed its principal investment strategy and prior to this date did not take short positions as part of its main investment strategies. Performance shown for periods prior to November 1, 2006 does not reflect the new investment strategy. On January 2, 2008, Analytic began serving as Advisor to the Long/Short Fund. Prior to January 2, 2008, SSgA Funds Management, Inc. served as Advisor to the Long/Short Fund.

The S&P 500 Index is comprised of stocks chosen by Standard & Poor’s for their size and industry characteristics. It is widely recognized as representative of the general market for stocks in the United States.

QUANT FUNDS

Quant Emerging Markets Fund*

Annual Return Ordinary Class

(Calendar year ended December 31)

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
-21.64%	58.52%	-28.87%	-0.96%	-3.33%	80.75%	26.74%	29.56%	31.50%	45.44%

The calendar year-to-date return of the Ordinary Shares of Emerging Markets Fund as of 6/30/2008 is -14.95%.

Best Quarter:	Q4 2003	32.05%
Worst Quarter:	Q3 2001	-18.08%

Average Annual Total Returns for the periods ended December 31, 2007

	1 Year	5 Years	10 Years
Ordinary Shares Before Taxes	45.44%	41.52%	17.15%
Ordinary Shares After Taxes On Distributions	44.45%	40.85%	16.76%
Ordinary Shares After Taxes on Distributions and Sale of Fund Shares	30.08%	37.55%	15.46%
Institutional Shares Before Taxes	45.91%	42.08%	17.67%
MSCI EM Index (reflects no deductions for fees, expenses or taxes)	39.78%	37.46%	14.53%

* Prior to November 2, 2003, Independence Investments LLC served as Advisor to the Emerging Markets Fund.

The Morgan Stanley Capital International Emerging Markets (“MSCI EM”) Index is comprised of stocks located in emerging market countries other than the United States. It is widely recognized as representative of the general market for emerging markets.

QUANT FUNDS

Quant Foreign Value Fund

Annual Return Ordinary Class

(Calendar year ended December 31)

1999	2000	2001	2002	2003	2004	2005	2006	2007
13.69%	-7.38%	-3.41%	0.07%	48.41%	28.25%	15.37%	31.03%	1.85%

The calendar year-to-date return of the Ordinary Shares of Foreign Value Fund as of 6/30/2008 is -14.40%.

Best Quarter:	Q2 2003	22.56%
Worst Quarter:	Q3 2001	-18.13%

Average Annual Total Returns for the periods ended December 31, 2007

	1 Year		5 Years	Since Inception	Inception Date
Ordinary Shares Before Taxes	-	1.85%	23.07%	9.94%	5/15/98
Ordinary Shares After Taxes on Distributions	-	2.85%	22.51%	9.48%
Ordinary Shares After Taxes on Distributions and Sale of Fund Shares	-	0.17%	20.55%	8.68%
Institutional Shares Before Taxes	-	1.57%	23.40%	12.98%	12/18/98
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)		11.63%	22.08%	7.85%	5/29/98 *

 * Reflects the return of the index since 5/29/98. The return of the index since 12/31/98 is 7.85%.

The Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index is comprised of stocks located in countries other than the United States. It is widely recognized as representative of the general market for developed foreign markets.

The “SUMMARY OF FEES AND EXPENSES” section on pages 19 though 20 is replaced by the following information.

SUMMARY OF FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder Fees (fees paid directly from your investment)1

	Ordinary Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Redemption Fee	None	None

Annual Fund Operating Expenses as a percentage of average net assets

(expenses that are deducted from Fund assets)

	Small Cap Fund	Long/Short Fund	Emerging Markets Fund	Foreign Value Fund	Foreign Value Small Cap Fund
Ordinary Shares
Management Fee	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%2	0.25%2	0.25%2	0.25%	0.25%
Other Expenses3	0.34%		0.35%	0.31%	0.50%4
Short Sale Dividend Expenses	-	0.22%5	-	-	-
Remainder of Other Expenses	-	0.71%5	-	-	-
Total of Other Expenses	-	0.93%	-	-	-
Total Annual Fund Operating Expenses	1.59%	2.18%	1.60%	1.56%	1.75%6
Acquired Fund (Indirect Underlying Fund)7	-	-	0.02%	-	-
Total Direct and Acquired Fund Annual Operating Expenses	1.59%	2.18%	1.62%	1.56%	1.75%

	Small Cap Fund	Long/Short Fund	Emerging Markets Fund	Foreign Value Fund	Foreign Value Small Cap Fund3
Institutional Shares
Management Fee	1.00%	1.00%	1.00%	1.00%	1.00%

Distribution and/or Service (12b-1) Fees	None	None	None	None	None
Other Expenses3	0.30%		0.39%	0.32%	0.50%4
Short Sale Dividend Expenses	-	0.22%5	-	-	-
Remainder of Other Expenses	-	1.01%5	-	-	-
Total of Other Expenses	-	1.23%	-	-	-
Total Annual Fund Operating Expenses	1.30%	2.23%	1.39%	1.32%	1.50%6
Acquired Fund (Indirect Underlying Fund)7	-	-	0.02%	-	-
Total Direct and Acquired Fund Annual Operating Expenses	1.30%	2.23%	1.41%	1.32%	1.50%

1	If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.
2

Effective February 1, 2008, U.S. Boston Capital Corporation (the “Distributor”) has contractually agreed to reduce distribution (Rule 12b-1) fees payable to the Distributor by the Fund from 0.50% to 0.25%.

3

The Funds have an expense offset arrangement that reduces their custodian fee based upon the amount of cash maintained by the Funds with the custodian. “Other expenses” in the table do not take into account these expense reductions, and are therefore higher than the actual expenses of the Funds. Quantitative Investment Advisors, Inc. doing business as (“d/b/a”) Quantitative Advisors, the Funds’ manager (the “Manager”), has contractually agreed to limit the total operating expenses of the Small Cap Fund to 2% of their average net assets, without giving effect to custody credits, if applicable. This agreement limits expenses at the Fund level and not at the individual share class level. Accordingly, the fees of any individual class may be higher than the expense limitation because the expense limit calculation adds the expenses of the different classes together and then divides that number by the total average net assets of the Fund. Expenses eligible for reimbursement under all applicable expense limitations do not include interest, taxes, brokerage commissions or extraordinary expenses. As a result, and as indicated above, total expenses may be higher than the expense limitation applicable for the Fund. For the fiscal year ended March 31, 2008, it was not necessary to limit expenses or waive fees for the Fund.

4	Estimated for the current fiscal year ending March 31, 2009.
5

The Fund’s principal investment strategies include selling securities short. When a cash dividend is declared on a security for which the Fund has a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security (“short-sale dividend expense”), and this obligation must be disclosed as a Fund expense under “Total of Other Expenses” and “Total Annual Fund Operating Expenses.” However, any such dividend on a security sold short generally reduces the market value of the shorted security, thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on its short-sale transaction.

6

Quantitative Investment Advisors, Inc., the Fund’s Manager, has contractually agreed to maintain the Fund’s total annual operating expenses at 2.00% and 2.25% of average daily net assets for the Institutional Shares and the Ordinary Shares, respectively, until July 31, 2009.

7

Acquired Fund Fees and Expenses are not fees or expenses incurred by a Fund directly but are expenses of underlying funds in which a Fund invests. You incur these fees and expenses indirectly through the Fund’s investment in those underlying funds. The fees presented above represent those incurred during the prior fiscal year. Acquired Fund Fees and Expenses may be higher or lower than the amount shown above based on expenses of the underlying funds as well as the degree to which a Fund invests in underlying funds. The “Total Direct and Acquired Fund Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include “Acquired Fund Fees and Expenses.”

Example

This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as set forth in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Ordinary Shares				Institutional Shares
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Small Cap Fund	$263	$624	$1,022	$2,2053	$133	$420	$736	$1,676
Long/Short Fund	$323	$815	$1,356	$2,996	$229	$721	$1,263	$2,875
Emerging Markets Fund	$266	$634	$1,039	$2,244	$145	$456	$799	$1,818
Foreign Value Fund	$260	$614	$1,005	$2,166	$135	$427	$748	$1,702
Foreign Value Small Cap Fund	$279	$676	$1,113	$2,411	$154	$485	$850	$1,934

Under the heading “Revenue Sharing Payments” on page 27, the following information replaces the existing two paragraphs.

Revenue Sharing Payments. The Manager or its affiliates may make payments, out of their own assets to certain intermediaries or their affiliates (including the Distributor, U.S. Boston Capital Corporation) based on sales or assets attributable to the intermediary, or such other criteria agreed to by the Manager. Such payments are paid by the Manager or its affiliates out of their profits or other available sources and do not impact the total operating expenses of the Fund. The intermediaries to which payments may be made are determined by the Manager. These payments, often referred to as “revenue sharing payments”, may be in addition to other payments such as Rule 12b-1 fees and may provide an incentive, in addition to any sales charge, to these firms to actively promote the Funds or to provide marketing or service support to the Funds.

In some circumstances, these payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund. Please contact your financial intermediary for detail about revenue sharing payments it may receive.

The section “HOW TO INVEST” on page 27, is replaced with the following information.

HOW TO INVEST

The Funds offer two classes of shares through this prospectus: Ordinary Shares and Institutional Shares.

Ordinary Shares are available to all purchasers and are subject to a fee of 0.25% charged pursuant to Rule 12b-1 under the 1940 Act (“12b-1 fee”).

Institutional Shares are available to limited classes of purchasers and are not subject to a 12b-1 fee. See How to Redeem—Payment of Redemption Amount. Both classes of shares represent interests in the same portfolio of securities and each has the same rights, except that Ordinary Shares have exclusive voting rights with respect to the Funds’ 12b-1 Plan, which is described below.

At this time the Quant Funds do not accept applications from Foreign Persons (persons who are not U.S. citizens or resident aliens).

Under the heading “Additional dealer compensation” on page 30, the following information replaces the existing paragraph.

Additional dealer compensation. The Distributor or its affiliates may pay additional compensation, out of their own assets, to certain brokerage firms and other intermediaries or their affiliates, based on sales or assets attributable to the broker or intermediary, or such other criteria agreed to by the Distributor. The brokers or intermediaries to which payments may be made are determined by the Distributor. These payments may provide an incentive to these firms to actively promote the Quant Funds or cooperate with the Distributor’s promotional efforts or to provide marketing or service support to the Quant Funds. See the SAI for more information.

The section “Payment of Redemption Amount” on pages 34 through 35, is replaced with the following information.

Payment of Redemption Amount

The Funds will generally send redemption proceeds within three business days of the execution of a redemption request. However, if the shares to be redeemed represent an investment made by check or through the Automatic Investment Plan, the Funds reserve the right to hold the redemption check until monies have been collected by the Fund from the customers’ bank.

The Funds may suspend this right of redemption and may postpone payment for more than seven days only when the NYSE is closed for other than customary weekends and holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the NYSE is restricted or during any emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period permitted by order of the Securities and Exchange Commission. As set forth in the Prospectus, the Funds may also delay payment of redemption proceeds from shares purchased by check until the check clears, which may take seven business days or longer.

The heading “Deferred Sales Charge on Ordinary Shares” on page 35, and the information included therein has been deleted.

Under the heading “Dividends and Distributions” on page 40, the following information replaces the existing two paragraphs.

Dividends and Distributions

Each Fund’s policy is to pay at least annually as dividends substantially all of its net investment income and to distribute annually substantially all of its net realized capital gains, if any, after giving effect to any available capital loss carryover. Normally, distributions are made once a year in December.

Unless you elect otherwise, all distributions will be automatically reinvested in additional shares of the Fund you own. You may also elect to have dividends, capital gains, or both paid in cash. You will be sent a check for your dividends, capital gains and other distributions if the total distribution is at least ten dollars. If the distribution is less than ten dollars, it may be automatically reinvested in additional shares of the same class of the Fund you own. All distributions, whether received in shares or cash, are taxable and must be reported by you on federal income tax returns.

Supplement to the

Statement of Additional Information of the

Quantitative Group of Funds

Dated August 1, 2008

Quant Small Cap Fund

Quant Long/Short Fund

Quant Emerging Markets Fund

Quant Foreign Value Fund

Quant Foreign Value Small Cap Fund

Ordinary Shares and Institutional Shares

Effective August 7, 2008, U.S. Boston Capital Corporation (the “Distributor”) has agreed to eliminate the deferred sales charge applicable to the Ordinary Shares of each Fund. As a result, the information in the Statement of Additional Information (“SAI”) is supplemental as described herein. Please refer to the SAI for the main text of the supplemented section.

In the “DISTRIBUTOR AND DISTRIBUTION PLAN” section on page 25 of the SAI; the fifth paragraph is replaced with the following information.

Ordinary Shares - Deferred Sales Charges. The Distributor also received the deferred sales charges withheld from redemption proceeds, see HOW TO REDEEM, and may have benefitted from its temporary holding of investors’ funds in connection with certain purchases and redemptions of shares of the Funds. The deferred sale charge was eliminated effective August 7, 2008.

The heading “Sales charges” and the corresponding paragraph on page 32 of the SAI has been deleted.